CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income	$ 285	$ 234	$ 427
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Net losses (gains) - investments and derivatives	(150)	235	59
Amortization of deferred acquisition costs and value of business acquired	309	208	176
Capitalization of deferred acquisition costs	(550)	(459)	(408)
Depreciation and amortization expense	77	79	74
Deferred income tax	(46)	(75)	(290)
Accrued income tax	(86)	35	7
Interest credited to universal life and investment products	1,520	1,593	1,343
Goodwill impairment	129	0	0
Trading securities purchases, sales, and maturities, net	10	(139)	97
Other, net	(33)	0	0
Change in:
Policy fees assessed on universal life and investment products	(1,834)	(1,798)	(1,729)
Reinsurance receivables	52	135	115
Accrued investment income and other receivables	(12)	34	(3)
Policy liabilities and other policyholders' funds of traditional life and health products	(487)	(1,076)	(544)
Amortization of premiums and accretion of discounts on investments and commercial mortgage loans	245	382	319
Other liabilities	39	648	347
Other, net	(22)	19	188
Net cash (used in) provided by operating activities	(554)	55	178
Cash flows from investing activities
Maturities and principal reductions of investments, available-for-sale	5,859	5,281	1,983
Sale of investments, available-for-sale	3,106	6,248	4,246
Cost of investments acquired, available-for-sale	(11,749)	(13,902)	(6,427)
Commercial mortgage loans:
New loan originations	(2,182)	(1,611)	(1,323)
Repayments	1,415	749	1,017
Change in investment real estate, net	0	0	(3)
Change in policy loans, net	66	82	65
Change in other long-term investments, net	(323)	132	(36)
Purchase of other long-term investments	(500)	0	0
Change in short-term investments, net	(393)	870	(611)
Net unsettled security transactions	86	141	(185)
Purchase of property, equipment, and intangibles	(29)	(29)	(33)
Payment for business acquisitions, net of cash acquired	0	0	(816)
Net cash used in investing activities	(4,644)	(2,039)	(2,123)
Cash flows from financing activities
Issuance (repayment) of non-recourse funding obligations	0	(330)	0
Secured financing liabilities	1,076	160	(160)
Capital contributions from PLC	0	120	850
Deposits to universal life and investments contracts	7,830	6,627	5,184
Withdrawals from universal life and investment contracts	(3,924)	(4,147)	(3,866)
Other financing activities, net	(50)	(3)	(1)
Net cash provided by financing activities	4,932	2,427	2,007
Change in cash	(266)	443	62
Cash at beginning of period	656	213	151
Cash at end of period	$ 390	$ 656	$ 213